Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets [Abstract]
Schedule of Other Assets
	As of December 31,	As of December 31,
	2023	2022
Sales taxes receivable*	805	3,816
Electrical component inventory	705	588
Other receivables	689	108
	2,199	4,512

* Refer to Note 28c for more details about the provision applied to the Argentine value-added tax (VAT) receivable included in sales taxes receivable.